Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 29, 2023
Direxion Monthly High Yield Bull 1_2X Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Monthly High Yield Bull 1.2X Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks monthly investment results, before fees and expenses, of 120% of the calendar month performance of the Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,720% of the average value of its portfolio. However, this portfolio turnover is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	272000.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is a rules-based systematic strategy index calculated in U.S. Dollars that provides exposure to an equal weighted portfolio of three high yield ETFs: the SPDR Bloomberg High Yield Bond ETF (“JNK”), the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”) and the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund(“HYS”) (collectively, the “Underlying ETFs”).•JNK seeks to track the performance of the Bloomberg High Yield Very Liquid Index (the “Bloomberg Index”). The Bloomberg Index attempts to measure the performance of publicly issued U.S. dollar-denominated high yield corporate bonds with above average liquidity.•HYG seeks to track the performance of the Markit IBoxx® USD Liquid High Yield Index (the “Markit Index”). The Markit Index is a rules-based index consisting of U.S. dollar-denominated, high yield corporate bonds for sale in the United States. iShares® is a registered trademark of BlackRock, Inc. or its subsidiaries (“BlackRock”). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in iShares iBoxx $ High Yield Corporate Bond ETF.•HYS seeks to track the performance of the ICE BofAML 0-5 Year US High Yield Constrained Index (the “BofAML Index”). The BofAML Index is an unmanaged index comprised of U.S. dollar-denominated below-investment grade corporate debt securities publicly issued in the U.S domestic market with remaining maturities of less than 5 years. None of Pacific Investment Management Company LLC, PIMCO Investments LLC, PIMCO ETF Trust, or the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund make any representations regarding the advisability of investing in the Fund.The Index is adjusted on a monthly basis, on the last trading day of each month (“Adjustment Day”), to an equal weight allocation of each of the Underlying ETFs. However, the Index may be adjusted between two Adjustment Days as the result of an extraordinary event, such as the removal and replacement of an Index member.High yield debt instruments and below investment grade debt instruments, or “junk bonds,” are generally rated lower than Baa by Moody’s Investors Service®, Inc. or lower than BBB by Standard & Poor’s Rating Service, Inc.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in securities of the Index, exchange-traded funds ("ETFs") that track the Index and other financial instruments that provide monthly leveraged exposure to the Index or to ETFs that track the Index, which, in combination, provide returns consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements which are intended to produce economically leveraged investment results.The Fund may invest in the Underlying ETFs or other ETFs that track the same index or a substantially similar index as an Underlying ETF, utilize derivatives such as swaps on the Index, swaps on the Underlying ETFs or other ETFs that track the same or substantially similar indexes as the Underlying ETFs to obtain leveraged exposure to the securities or a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated investment objective.Because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may engage in frequent trading.The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Passive Investment Risk — The Fund generally will not change its investment exposures, including by buying or selling securities or instruments, in response to market conditions. For example, the Fund generally will not sell an Index constituent due to a decline in its performance or based on changes to the prospects of an Index constituent, unless that constituent is removed from the Index with which the Fund seeks correlated performance.Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund (the “Index Provider”) that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. The Fund's monthly performance may deviate from a multiple of the monthly return of the Index due to legal restrictions or limitations, a lack of liquidity of the securities in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements). Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year, and since inception periods compare with those of one or more broad-based market indexes for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxion.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxion.com/mutual-funds?producttab=performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 8.82% for the quarter ended June 30, 2020 and its lowest calendar quarter return was -15.55% for the quarter ended March 31, 2020. The year-to-date return as of September 30, 2023 was 3.47%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	 In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" is higher for the one year period and higher than "Return After Taxes on Distributions" for the five year period because the calculation recognizes a capital loss upon the redemption of Fund shares and assumes the investor received the benefit of a tax deduction.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" is higher for the one year period and higher than "Return After Taxes on Distributions" for the five year period because the calculation recognizes a capital loss upon the redemption of Fund shares and assumes the investor received the benefit of a tax deduction.Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time.
1 Year	rr_AverageAnnualReturnYear01	(9.56%)
5 Years	rr_AverageAnnualReturnYear05	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2016
Direxion Monthly High Yield Bull 1_2X Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
Direxion Monthly High Yield Bull 1_2X Fund | Effects of Compounding and Market Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Effects of Compounding and Market Volatility Risk —The Fund has a monthly leveraged investment objective and the Fund’s performance for periods greater than a full calendar month, which is defined as the period from the end of the last business day of one calendar month through the close of trading on the last business day of the following calendar month, will be the result of each month's returns compounded over the period, which is very likely to differ from 120% of the Index’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance monthly and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during the shareholder’s holding period of an investment in the Fund.The chart below provides examples of how Index volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one calendar month can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities of the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a full calendar month to vary from 120% of the performance of the Index.As shown in the chart below, the Fund would be expected to lose 3.6% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 30.8% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 120% of the performance of the Index and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 120% of the performance of the Index. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Monthly Index Correlation Risk” below. The volatility of exchange traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.OneYearIndex120%OneYearIndexVolatility RateReturnReturn10%25%50%75%100%-60%-72%-68.8%-70.2%-74.3%-78.8%-83.3%-50%-60%-58.1%-59.8%-64.7%-70.0%-74.9%-40%-48%-47.1%-49.1%-54.5%-61.0%-66.4%-30%-36%-35.8%-38.0%-44.0%-51.1%-58.3%-20%-24%-24.2%-26.7%-33.4%-41.2%-47.9%-10%-12%-12.5%-15.2%-22.6%-30.8%-38.7%0%0%-0.6%-3.6%-11.7%-20.5%-30.8%10%12%11.4%8.1%-0.5%-10.2%-18.0%20%24%23.5%19.8%10.5%0.2%-7.8%30%36%35.6%31.7%21.7%11.2%1.7%40%48%47.8%43.5%32.8%21.4%9.0%50%60%60.1%55.3%43.6%31.5%22.4%60%72%72.4%67.1%54.2%42.7%33.6%The Index’s annualized historical volatility rate for the five year period ended September 30, 2023 was 9.76%. The Index’s highest volatility rate for any twelve-month period (October 1 to September 30) during the five year period was 16.16% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended September 30, 2023 was 2.15%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.
Direxion Monthly High Yield Bull 1_2X Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset for various reasons, including due to fees and other costs associated with it. Additionally, a swap on an ETF may not closely track the performance of the Index due to costs associated with trading ETFs, such as an ETF’s premium or discount and the difference between its market price and its net asset value. If the Index has a dramatic intraday increase or decrease that causes a material change in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close the swap agreement with the Fund. In that event, the Fund may not be able to enter into another swap agreement or invest in other derivatives to achieve its investment objective. This may occur even if the Index reverses all or a portion of its intraday movement by the end of the day. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.Upon entering into certain derivatives contracts, such as swap agreements, and to maintain open positions in such agreements, the Fund may be required to post collateral, the amount of which may vary. As such, the Fund may maintain cash balances, which may be significant, with service providers such as the Fund’s custodian or its affiliates in segregated accounts. Maintaining larger cash and cash equivalent positions may also subject the Fund to additional risks, such as increased credit risk with respect to the custodian bank holding the assets and the risk that a counterparty may be unable or unwilling to honor its obligations.
Direxion Monthly High Yield Bull 1_2X Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the monthly performance of the Index will be magnified. This means that your investment in the Fund will be reduced by an amount equal to 1.2% for every 1% monthly decline in the Index, not including the cost of financing the leverage utilized and the impact of operating expenses, which would further lower your investment.
Direxion Monthly High Yield Bull 1_2X Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.
Direxion Monthly High Yield Bull 1_2X Fund | Rebalancing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rebalancing Risk — If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.
Direxion Monthly High Yield Bull 1_2X Fund | Intra Calendar Month Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Intra-Calendar Month Investment Risk — The Fund seeks calendar month leveraged investment results. The exact exposure of an investment in the Fund intra-month will depend upon the movement of the Index from the end of the prior calendar month until the time of investment by the investor. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index loses value, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor who purchases shares on a day other than the last business day of a calendar month will likely obtain more, or less, than 120% leveraged investment exposure to the Index, depending upon the movement of the Index from the end of the prior calendar month until the time of investment by the investor.If there is a significant intra-month market event and/or the securities of the Index experience a significant decrease, the Fund may not meet its investment objective or be able to rebalance its portfolio appropriately.
Direxion Monthly High Yield Bull 1_2X Fund | Monthly Index Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Monthly Index Correlation Risk — There is no guarantee the Fund will achieve a high degree of correlation with its monthly leveraged investment objective relative to the Index. A number of factors may adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly as a reference asset for derivative instruments, income items, valuation methodology, accounting standards, significant purchase and redemption activity by Fund shareholders and illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio on a monthly basis to keep exposure consistent with its leveraged investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. The target amount of portfolio exposure is impacted by the Index’s movement, thus it is unlikely the Fund will have perfect exposure (120%) to the Index on the rebalance date and the likelihood of the Fund being materially over- or under-exposed is higher on days when the Index experiences volatility near the close of the trading day.The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in, or have exposure to, securities or financial instruments not included in the Index. The Fund may also take or refrain from taking certain positions in order to improve tax efficiency or comply with regulatory restriction, either of which may negatively impact the Fund’s correlation with the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions and other Index repositioning events may hinder the Fund’s ability to meet its calendar month leveraged investment objective.
Direxion Monthly High Yield Bull 1_2X Fund | High Yield Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Debt Securities Risk — Securities rated below investment grade, otherwise known as “junk bonds,” generally involve greater risk of default or price changes than other types of fixed-income securities due to uncertainty regarding an issuer’s continuing ability to make principal and interest payments. Junk bonds are considered primarily speculative and may be difficult to sell at the time and price the Fund desires. Junk bonds may have greater transaction costs and wider bid/ask spreads and their values can have significant volatility and may decline significantly over short periods of time as compared to higher-rated securities of similar maturities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.
Direxion Monthly High Yield Bull 1_2X Fund | Other Investment Companies including ETFs Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies (including ETFs) Risk—The Fund may invest in, or obtain exposure to, another investment company, including an ETF or a money market fund (each, an “underlying fund”), to pursue its investment objective or manage cash. When investing in an underlying fund, the Fund becomes a shareholder of that underlying fund and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the underlying fund, in addition to the fees and expenses of the Fund’s own operations. If the underlying fund fails to achieve its investment objective, the Fund’s performance will likely be adversely affected. To the extent that the Fund obtains exposure to an underlying fund, by entering into a derivative contract whose reference asset is the underlying fund, the Fund will not be a shareholder of the underlying fund but will still be exposed to the risk that it may fail to achieve its investment objective and adversely impact the Fund. In addition, to the extent that the Fund invests in an underlying fund that is an ETF, it will be exposed to all of the risks associated with the ETF structure, including any risks associated with representative sampling . For example, shares of ETFs may trade at a discount or a premium to an ETF’s net asset value which may result in an ETF’s market price being more or less than the value of the index that the ETF tracks especially during periods of market volatility or disruption. There may also be additional trading costs due to an ETF’s bid-ask spread, and/or the underlying fund may suspend sales of its shares due to market conditions that make it impracticable to conduct such transactions, any of which may adversely affect the Fund’s performance.
Direxion Monthly High Yield Bull 1_2X Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The current high interest rate and high inflation environment may also have a significant impact on the Fund’s ability to achieve its investment objective. Interest rates and inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with these changes.The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.
Direxion Monthly High Yield Bull 1_2X Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk — Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving its investment objective. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Index decreases, the Fund may be one of many market participants that are attempting to transact in the securities of the Index.In certain cases, the market for certain securities held by the Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the securities and correlated derivative instruments.
Direxion Monthly High Yield Bull 1_2X Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk — There is a risk that the issuer or guarantor of a debt security could go bankrupt or be unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund net asset value and performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.
Direxion Monthly High Yield Bull 1_2X Fund | Debt Instrument Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Debt Instrument Risk — The value of debt instruments may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. Debt instruments are also impacted by political, regulatory, market and economic developments that impact the market in general and specific economic sectors, industries or segments of the fixed income market. In general, rising interest rates lead to a decline in the value of debt securities and debt securities with longer durations tend to be more sensitive to interest rate changes usually making their prices more volatile than those of securities with shorter durations. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. Declining interest rates may lead to prepayment of obligations and cause reduced rates of return due to reinvestment of interest and principal payments at lower interest rates.
Direxion Monthly High Yield Bull 1_2X Fund | Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interest in, and structure of, the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.
Direxion Monthly High Yield Bull 1_2X Fund | Prepayment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk — Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.
Direxion Monthly High Yield Bull 1_2X Fund | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call Risk — An issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security the holder of the security may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risk or securities with other, less favorable features.
Direxion Monthly High Yield Bull 1_2X Fund | Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Extension Risk — During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, which may adversely impact the value of the Fund’s investments.
Direxion Monthly High Yield Bull 1_2X Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk — When interest rates increase, fixed income securities or instruments will generally decline in value. A rising interest rate environment, as well as inflation, may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Direxion Monthly High Yield Bull 1_2X Fund | Communication Services Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Communication Services Sector Risk — The communication services sector may be dominated by a small number of companies which may lead to additional volatility in the sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances and the innovation of competitors. Communication services companies may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company’s profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunication services companies. Certain companies in the communication services sector may be particular targets of network security breaches, hacking and potential theft of proprietary or consumer information, or disruptions in services, which would have a material adverse effect on their businesses.
Direxion Monthly High Yield Bull 1_2X Fund | Cyclical Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyclical Securities Risk— Cyclical stocks tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services.
Direxion Monthly High Yield Bull 1_2X Fund | Consumer Services Industry Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Consumer Services Industry Risk — The success of consumer product manufacturers and retailers (including food and drug retailers, general retailers, media, and travel and leisure) is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition and consumer confidence. The consumer services industry depends heavily on disposable household income and consumer spending. Companies in the consumer services industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer service providers.
Direxion Monthly High Yield Bull 1_2X Fund | Early Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio and may temporarily prevent investors from buying and selling the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Index and may incur substantial losses.
Direxion Monthly High Yield Bull 1_2X Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk— Monthly rebalancing of the Fund’s holdings pursuant to its monthly investment objective causes a much greater number of portfolio transactions when compared to most Funds. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.
Direxion Monthly High Yield Bull 1_2X Fund | Market Timing Activity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Timing Activity Risk — Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to large shareholder transactions into and out of the Fund. These large movements of assets may lead to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains. Additionally, these large movement of assets may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.
Direxion Monthly High Yield Bull 1_2X Fund | Money Market Instrument Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.
Direxion Monthly High Yield Bull 1_2X Fund | NonDiversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Direxion Monthly High Yield Bull 1_2X Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	599
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,064
2017	rr_AnnualReturn2014	5.67%
2018	rr_AnnualReturn2015	(3.83%)
2019	rr_AnnualReturn2016	12.64%
2020	rr_AnnualReturn2017	2.22%
2021	rr_AnnualReturn2018	2.99%
2022	rr_AnnualReturn2019	(13.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.55%)
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate
Direxion Monthly High Yield Bull 1_2X Fund | Return After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.99%)
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2016
Direxion Monthly High Yield Bull 1_2X Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.60%)
5 Years	rr_AverageAnnualReturnYear05	(3.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2016
Direxion Monthly High Yield Bull 1_2X Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.17%)
5 Years	rr_AverageAnnualReturnYear05	(1.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2016
Direxion Monthly High Yield Bull 1_2X Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	12.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2016

[1]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
[2]	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”), has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2025, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.35% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense waiver or reimbursement is subject to recoupment by the Adviser within the three years after the expense was waived/reimbursed only if overall Total Annual Fund Operating Expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time the expense was waived/reimbursed. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.